AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 97.3%
Pennsylvania – 86.9%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2036	$1,600	$1,938,528
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039	2,000	2,381,320
Beaver County Industrial Development Authority (Energy Harbor Generation LLC) Series 2016B 4.25%, 10/01/2047	690	695,175
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	415	418,113
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	529,115
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/2029 (Pre-refunded/ETM)	1,255	1,329,999
AGM Series 2015A 5.00%, 12/01/2037	780	911,391
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018A 5.00%, 11/15/2042	1,000	1,189,530
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	662,961
Chester County Health and Education Facilities Authority (Main Line Health System, Inc. Obligated Group) Series 2020A 4.00%, 09/01/2040	1,000	1,164,350
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	375	378,971
City of Philadelphia PA Series 2014A 5.25%, 07/15/2031	2,500	2,868,625
Series 2017 5.00%, 08/01/2031	1,000	1,237,300
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2036	1,700	2,105,025
Series 2018A 5.00%, 10/01/2048	1,000	1,228,510
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	3,151,200

	Principal Amount (000)	U.S. $ Value
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 07/01/2034-07/01/2036	$2,200	$2,727,357
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046	635	691,286
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	2,440	2,560,707
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,694,761
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	1,070	1,205,772
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	756,723
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,182,544
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2045	500	590,795
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	793,274
Northampton County General Purpose Authority (Lafayette College) Series 2013A 5.00%, 11/01/2032	2,000	2,229,060
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016B 5.25%, 03/01/2037	520	543,468
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	270	264,009
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2032	2,000	2,169,580

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 4.00%, 04/15/2040	$670	$767,807
Pennsylvania State University (The) Series 2020A 4.00%, 09/01/2050	500	578,135
Pennsylvania Turnpike Commission Series 2010B-2 5.00%, 12/01/2030 (Pre-refunded/ETM)	2,185	2,211,015
Series 2017B 5.00%, 06/01/2036	1,000	1,185,000
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/2038-12/01/2043	2,000	2,434,920
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	400	387,524
Philadelphia Authority for Industrial Development (MaST Community Charter School II) 5.00%, 08/01/2030	550	658,499
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,166,780
Philadelphia Parking Authority (The) Series 2009 5.00%, 09/01/2026	2,725	2,732,548
School District of Philadelphia (The) Series 2019A 5.00%, 09/01/2044	750	917,122
Scranton School District/PA BAM Series 2017E 5.00%, 12/01/2033-12/01/2035	1,800	2,209,812
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 02/01/2031	1,075	1,077,257
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/2029	1,000	1,226,290
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035-01/01/2038	2,000	2,131,160
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2044	1,000	1,136,870

		60,420,188

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	$145	$160,954

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	135	169,966

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	112,539

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	215	217,387

Guam – 2.1%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	645	742,395
Territory of Guam 5.00%, 11/15/2031	100	105,084
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	620	635,990

		1,483,469

Illinois – 0.4%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	215	241,617

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2041	315	345,823

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	35	36,708

New Jersey – 0.7%
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 06/01/2046	425	481,155

	Principal Amount (000)	U.S. $ Value

New York – 3.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	$195	$210,584
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2030	1,735	1,900,554

		2,111,138

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	109,037
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	107,574
NATL Series 2005L 5.25%, 07/01/2035	100	101,994
NATL Series 2007N 5.25%, 07/01/2032-07/01/2033	215	220,556
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	79,276
Series 2019A 4.329%, 07/01/2040	65	68,088
5.00%, 07/01/2058	250	266,300

		1,210,950

South Carolina – 0.8%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/2041	470	554,981

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	120	114,749

Total Municipal Obligations (cost $63,235,282)		67,661,624

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(b) (c) (d) (cost $861,404)	861,404	$861,404

Total Investments – 98.6% (cost $64,096,686)(e)		68,523,028
Other assets less liabilities – 1.4%		995,981

Net Assets – 100.0%		$69,519,009

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	$132,222	$—	$132,222
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	96,758	—	96,758
USD	475	01/15/2030	1.587%	CPI#	Maturity	14,551	—	14,551
USD	475	01/15/2030	1.572%	CPI#	Maturity	15,337	—	15,337
USD	95	01/15/2030	1.731%	CPI#	Maturity	1,390	—	1,390
USD	95	01/15/2030	1.714%	CPI#	Maturity	1,571	—	1,571

						$261,829	$—	$261,829

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$90,978	$—	$90,978
USD	231	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	11,060	—	11,060
USD	519	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	26,194	—	26,194
USD	460	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	(931)	—	(931)

						$127,301	$—	$127,301

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,612	09/20/2020	2.263%	CPI#	Maturity	$(50,435)	$—	$(50,435)
Barclays Bank PLC	USD	2,507	10/15/2020	2.208%	CPI#	Maturity	(41,174)	—	(41,174)
Barclays Bank PLC	USD	1,338	10/15/2020	2.210%	CPI#	Maturity	(22,043)	—	(22,043)
Citibank, NA	USD	1,820	10/17/2020	2.220%	CPI#	Maturity	(30,257)	—	(30,257)

							$(143,909)	$—	$(143,909)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.120%	SIFMA*	Quarterly	$(63,457)	$—	$(63,457)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	(64,031)	—	(64,031)

							$(127,488)	$—	$(127,488)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $1,411,772 or 2.0% of net assets.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,960,292 and gross unrealized depreciation of investments was $(416,217), resulting in net unrealized appreciation of $4,544,075.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 14.3% and 2.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$67,661,624	$—	$67,661,624
Short-Term Investments	861,404	—	—	861,404

Total Investments in Securities	861,404	67,661,624	—	68,523,028
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	261,829	—	261,829
Centrally Cleared Interest Rate Swaps	—	128,232	—	128,232
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(931)	—	(931)
Inflation (CPI) Swaps	—	(143,909)	—	(143,909)
Interest Rate Swaps	—	(127,488)	—	(127,488)

Total	$861,404	$67,779,357	$—	$68,640,761

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Fund	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$761	$4,900	$4,800	$861	$0	*

*	Amount less than $500.